Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Taxes On Income [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 104,004		$ 199,361		$ 247,330
Statutory tax rate	24.00%		25.00%		26.00%
Theoretical tax expense	24,961		49,840		64,306
Tax benefit arising from reduced rate as an "Approved and Privileged Enterprise" and other tax benefits	(11,451)	[1]	(20,528)	[1]	(31,712)	[1]
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,721		5,382		5,663
Changes in carry-forward losses and valuation allowance	(125)		(8,066)		(1,506)
Increase in taxes resulting from non-deductible expenses	1,105		3,020		3,133
Difference in basis of measurement for financial reporting and tax return purposes	(2,375)		(3,370)		4,124
Taxes in respect of prior years	(299)		(2,004)		(6,400)
Other differences, net	(938)		(238)		501
Actual tax expenses	$ 13,624		$ 24,037		$ 38,109
Effective tax rate	13.10%		12.06%		15.40%
Basic	$ 0.27	[2]	$ 0.48	[2]	$ 0.75	[2]
Diluted	$ 0.27		$ 0.47		$ 0.74

[1]	Net earnings per share - amounts of the benefit resulting from the Approved and Privileged Enterprises
[2]	Taxes in respect of prior years: